Derivative Instruments - Interest-Rate Derivatives Table (Detail) - Not Designated as Hedging Instrument [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Aug. 31, 2018
Interest-Rate Swap 1 [Member]
Derivative [Line Items]
Notional principal amount of interest-rate swap	$ 550
Reference period start date for interest-rate swap	Sep. 15, 2016
Reference period end date for interest-rate swap	Sep. 15, 2046
Mandatory termination date for interest-rate swap	Sep. 01, 2020
Weighted-average interest rate for interest-rate swap	6.418%
Interest-Rate Swap 2 [Member]
Derivative [Line Items]
Notional principal amount of interest-rate swap	$ 250
Reference period start date for interest-rate swap	Sep. 15, 2016
Reference period end date for interest-rate swap	Sep. 15, 2046
Mandatory termination date for interest-rate swap	Sep. 01, 2022
Weighted-average interest rate for interest-rate swap	6.809%
Interest-Rate Swap 3 [Member]
Derivative [Line Items]
Notional principal amount of interest-rate swap	$ 100	$ 200
Reference period start date for interest-rate swap	Sep. 15, 2017
Reference period end date for interest-rate swap	Sep. 15, 2047
Mandatory termination date for interest-rate swap	Sep. 01, 2020
Weighted-average interest rate for interest-rate swap	6.891%
Interest-Rate Swap 4 [Member]
Derivative [Line Items]
Notional principal amount of interest-rate swap	$ 250
Reference period start date for interest-rate swap	Sep. 15, 2017
Reference period end date for interest-rate swap	Sep. 15, 2047
Mandatory termination date for interest-rate swap	Sep. 01, 2021
Weighted-average interest rate for interest-rate swap	6.57%
Interest-Rate Swap 5 [Member]
Derivative [Line Items]
Notional principal amount of interest-rate swap	$ 450
Reference period start date for interest-rate swap	Sep. 15, 2017
Reference period end date for interest-rate swap	Sep. 15, 2047
Mandatory termination date for interest-rate swap	Sep. 01, 2023
Weighted-average interest rate for interest-rate swap	6.445%
Western Gas Partners LP [Member] | Interest-Rate Swap 6 [Member]
Derivative [Line Items]
Notional principal amount of interest-rate swap	$ 250
Reference period start date for interest-rate swap	Dec. 31, 2019
Reference period end date for interest-rate swap	Dec. 31, 2024
Mandatory termination date for interest-rate swap	Dec. 31, 2019
Weighted-average interest rate for interest-rate swap	2.73%
Western Gas Partners LP [Member] | Interest-Rate Swap 7 [Member]
Derivative [Line Items]
Notional principal amount of interest-rate swap	$ 250
Reference period start date for interest-rate swap	Dec. 31, 2019
Reference period end date for interest-rate swap	Dec. 31, 2029
Mandatory termination date for interest-rate swap	Dec. 31, 2019
Weighted-average interest rate for interest-rate swap	2.856%
Western Gas Partners LP [Member] | Interest Rate Swap 8 [Member]
Derivative [Line Items]
Notional principal amount of interest-rate swap	$ 250
Reference period start date for interest-rate swap	Dec. 31, 2019
Reference period end date for interest-rate swap	Dec. 31, 2049
Mandatory termination date for interest-rate swap	Dec. 31, 2019
Weighted-average interest rate for interest-rate swap	2.905%